Subsidiaries of the Company (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bachoco SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	51.00%
Mexico [Member] | Bachoco SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Mexico [Member] | Campi Alimentos SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Mexico [Member] | Induba Pavos SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Mexico [Member] | Bachoco Comercial SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Mexico [Member] | PEC LAB SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	64.00%	64.00%	64.00%
Mexico [Member] | Aviser SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Mexico [Member] | Operadora de Servicios de Personal SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Mexico [Member] | Secba SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Mexico [Member] | Servicios de Personal Administrativo SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Mexico [Member] | Sepetec SA de CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Mexico [Member] | Proveedora La Perla SA of CV [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
US [Member] | Bachoco USA LLC Subsidiary [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Bermuda [Member] | Wii kit RE LTD [Member]
Disclosure Of Subsidiaries Of Company [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%